Fair Value Measurements - Summary of Company's Financial Assets and Liabilities that were Accounted for at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap contracts included in Accounts Payable	$ 3.7	$ 3.1
Fair Value Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap contracts included in Accounts Payable	3.7
Total Liabilities	3.7
Level 2 [Member] | Fair Value Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap contracts included in Accounts Payable	3.7
Total Liabilities	$ 3.7